Redeemable Noncontrolling Interests (Tables)	6 Months Ended
Sep. 30, 2018
Noncontrolling Interest [Abstract]
Changes in Redeemable Noncontrolling Interests
Changes in redeemable noncontrolling interests for the six months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018
Beginning balance	¥6,548	¥7,420
Comprehensive income
Net income	148	85
Other comprehensive income
Net change of foreign currency translation adjustments	34	502
Total other comprehensive income	34	502
Comprehensive income	182	587
Dividends	0	(294)

Ending balance	¥6,730	¥7,713